Other current assets - Allowance for other current assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other current assets
Balance at the beginning of the year	¥ 72,671,045	$ 10,391,821	¥ 116,860,992
Additions/(reversal)	5,587,076	798,941	(15,572,138)
Charge-offs	(764,195)	(109,278)	(28,617,809)
Balance at the end of the year	¥ 77,493,926	$ 11,081,484	¥ 72,671,045